Derivative and Weather Related Instruments (Details) shares in Millions, kWh in Millions, MMBTU in Millions, $ in Millions		12 Months Ended
		Sep. 30, 2015 USD ($) kWh MMBTU derivative	Sep. 30, 2014 USD ($) kWh MMBTU shares	Sep. 30, 2013 USD ($)
Asset Optimization [Abstract]
Gain (Loss) on Asset Optimization Transactions Net Pretax		$ 27.9	$ (35.4)	$ (33.2)
Unrealized Gains (Loss) On Asset Optimization Derivative Instruments Net Pretax		(6.3)	$ (66.2)	$ (45.4)
Absolute Notional Amounts of Open Positions on Derivative Instruments
Warrant Transaction Volume of Shares | shares			4.6
Balance Sheet Classification of Derivative Instruments
Netting of Collateral		10.2	$ 12.0
Total	[1]	(330.8)	(306.3)
Interest Rate Swap		125.0	150.0
Not Designated as Hedging Instrument [Member]
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets		74.5	72.6
Gross Derivative Liabilities		(412.1)	(389.2)
Designated as Hedging Instrument [Member]
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets		0.0	0.0
Gross Derivative Liabilities		(3.4)	(1.7)
Current assets- derivatives
Balance Sheet Classification of Derivative Instruments
Netting of Collateral		0.0	0.0
Total	[1]	22.9	18.3
Current assets- derivatives | Not Designated as Hedging Instrument [Member]
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets		29.7	20.8
Gross Derivative Liabilities		(6.8)	(2.5)
Current assets- derivatives | Designated as Hedging Instrument [Member]
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets		0.0	0.0
Gross Derivative Liabilities		0.0	0.0
Non current assets- derivatives
Balance Sheet Classification of Derivative Instruments
Netting of Collateral		0.0	0.0
Total	[1]	32.1	18.7
Non current assets- derivatives | Not Designated as Hedging Instrument [Member]
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets		32.3	18.7
Gross Derivative Liabilities		(0.2)	0.0
Non current assets- derivatives | Designated as Hedging Instrument [Member]
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets		0.0	0.0
Gross Derivative Liabilities		0.0	0.0
Current liabilities- Derivatives
Balance Sheet Classification of Derivative Instruments
Netting of Collateral		2.9	8.0
Total	[1]	(63.5)	(48.6)
Current liabilities- Derivatives | Not Designated as Hedging Instrument [Member]
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets		9.8	15.4
Gross Derivative Liabilities		(76.2)	(70.3)
Current liabilities- Derivatives | Designated as Hedging Instrument [Member]
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets		0.0	0.0
Gross Derivative Liabilities		0.0	(1.7)
Non current liabilities- derivatives
Balance Sheet Classification of Derivative Instruments
Netting of Collateral		7.3	4.0
Total	[1]	(322.3)	(294.7)
Non current liabilities- derivatives | Not Designated as Hedging Instrument [Member]
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets		2.7	17.7
Gross Derivative Liabilities		(328.9)	(316.4)
Non current liabilities- derivatives | Designated as Hedging Instrument [Member]
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets		0.0	0.0
Gross Derivative Liabilities		(3.4)	0.0
WGE Services
Derivative, Collateral [Abstract]
Right to Reclaim Cash		12.4	5.7
Collateral Already Posted Aggregate Fair Value		10.3	5.3
WGL Midstream
Derivative, Collateral [Abstract]
Right to Reclaim Cash		3.5	$ 11.4
Derivative, Collateral, Obligation to Return Cash		$ 0.4
Interest Rate Swap Derivative
Derivative, Collateral [Abstract]
Number of Interest Rate Derivatives Held | derivative		2
Derivative, Notional Amount		$ 125.0
Absolute Notional Amounts of Open Positions on Derivative Instruments
Interest Rate Swap Notional Principal Value		$ 125.0
Asset Optimization [Member]
Absolute Notional Amounts of Open Positions on Derivative Instruments
Natural Gas Derivative Transaction, Volume | MMBTU		2,082,920,000
Retail Sales [Member]
Absolute Notional Amounts of Open Positions on Derivative Instruments
Natural Gas Derivative Transaction, Volume | MMBTU		5,220,000	4,470,000
Electricity Derivative Transaction, Volume | kWh		4,292.7	3,831.4
Other Risk Management Activities [Member]
Absolute Notional Amounts of Open Positions on Derivative Instruments
Natural Gas Derivative Transaction, Volume | MMBTU		181,170,000	164,130,000
Electricity Derivative Transaction, Volume | kWh		19,965.7	16,734.1
WGL | Asset Optimization [Member]
Absolute Notional Amounts of Open Positions on Derivative Instruments
Natural Gas Derivative Transaction, Volume | MMBTU			2,059,330,000
Washington Gas Light Company
Derivative, Collateral [Abstract]
Right to Reclaim Cash		$ 3.5	$ 8.2
Derivative, Collateral, Obligation to Return Cash		3.8	$ 2.5
Absolute Notional Amounts of Open Positions on Derivative Instruments
Warrant Transaction Volume of Shares | shares			0.0
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets	[2]	20.4	$ 26.2
Gross Derivative Liabilities	[2]	(306.2)	(308.4)
Netting of Collateral	[2]	0.0	0.9
Total	[1],[2]	(285.8)	(281.3)
Interest Rate Swap		0.0	0.0
Washington Gas Light Company | Current assets- derivatives
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets	[2]	5.2	3.9
Gross Derivative Liabilities	[2]	(0.6)	0.0
Netting of Collateral	[2]	0.0	0.0
Total	[1],[2]	4.6	3.9
Washington Gas Light Company | Non current assets- derivatives
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets	[2]	13.3	9.5
Gross Derivative Liabilities	[2]	(0.1)	0.0
Netting of Collateral	[2]	0.0	0.0
Total	[1],[2]	13.2	9.5
Washington Gas Light Company | Current liabilities- Derivatives
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets	[2]	1.9	8.6
Gross Derivative Liabilities	[2]	(35.8)	(43.2)
Netting of Collateral	[2]	0.0	0.7
Total	[1],[2]	(33.9)	(33.9)
Washington Gas Light Company | Non current liabilities- derivatives
Balance Sheet Classification of Derivative Instruments
Gross Derivative Assets	[2]	0.0	4.2
Gross Derivative Liabilities	[2]	(269.7)	(265.2)
Netting of Collateral	[2]	0.0	0.2
Total	[1],[2]	$ (269.7)	$ (260.8)
Washington Gas Light Company | Asset Optimization [Member]
Absolute Notional Amounts of Open Positions on Derivative Instruments
Natural Gas Derivative Transaction, Volume | MMBTU		1,331,670,000	1,374,090,000
Washington Gas Light Company | Retail Sales [Member]
Absolute Notional Amounts of Open Positions on Derivative Instruments
Natural Gas Derivative Transaction, Volume | MMBTU		0	0
Electricity Derivative Transaction, Volume | kWh		0.0	0.0
Washington Gas Light Company | Other Risk Management Activities [Member]
Absolute Notional Amounts of Open Positions on Derivative Instruments
Natural Gas Derivative Transaction, Volume | MMBTU		138,180,000	139,820,000
Electricity Derivative Transaction, Volume | kWh		0.0	0.0

[1]	(a) WGL has elected to offset the fair value of recognized derivative instruments against the right to reclaim or the obligation to return collateral for derivative instruments executed under the same master netting arrangement in accordance with ASC 815. All recognized derivative contracts and associated financial collateral subject to a master netting arrangement or similar that is eligible for offset under ASC 815 have been presented net in the balance sheet.
[2]	(b) Washington Gas did not have any derivative instruments outstanding that were designated as hedging instruments at September 30, 2015 or 2014.